Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Summary of Lease Cost
The following table summarizes the lease expense for the years ended December 31, 2020, 2021 and 2022:

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Operating lease expense	32,781	40,001	44,754
Short-term lease expense	17,113	16,438	13,543

Total lease expense	49,894	56,439	58,297

Weighted-average remaining lease term (in years) – operating leases			1.5
Weighted-average discount rate – operating leases			4.8%

Summary of Future Minimum Lease Payments
As of December 31, 2022, future minimum lease payments under non-cancellable
operating lease agreements for which the Group has recognized operating lease right-of-use
assets and liabilities were as follows:

For the year ending December 31,	Future minimum payments
RMB
2023	30,476
2024	6,603
2025	2,756

Total undiscounted cash flows	39,835

Less: imputed interest	(1,417)

Total	38,418

Summary of Operating Lease Payments
Supplemental cash flow information related to leases for the years ended December 31, 2020, 2021 and 2022 are as follows:

	For the year end December 31,
	2020	2021	2022
	RMB	RMB	RMB
Cash paid for operating leases	33,028	43,024	38,035
Lease liabilities arising from obtaining right-of-use assets	21,024	26,077	13,567